Share capital - Options outstanding (Details) - Stock options	3 Months Ended
	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	12,272,424	12,272,424
Number of options exercisable	8,951,346	8,951,346
Exercise price $ 0.30 CAD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	1 year 2 months 16 days
Number of options outstanding	1,327,273	1,327,273
Number of options exercisable	1,327,273	1,327,273
Exercise price $ 0.80 CAD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	1 year 8 months 12 days
Number of options outstanding	334,091	334,091
Number of options exercisable	334,091	334,091
Exercise price $ 2.00 CAD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	3 years 1 month 13 days
Number of options outstanding	90,104	90,104
Number of options exercisable	85,938	85,938
Exercise price $ 1.80 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.80
Weighted average contractual life	5 years 6 months 18 days
Number of options outstanding	120,000	120,000
Number of options exercisable	120,000	120,000
Exercise price $ 1.91 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.91
Weighted average contractual life	5 years 8 months 9 days
Number of options outstanding	4,930,000	4,930,000
Number of options exercisable	3,134,042	3,134,042
Exercise price $ 2.45 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.45
Weighted average contractual life	5 years 4 months 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	1,250,000	1,250,000
Exercise price $ 2.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.53
Weighted average contractual life	5 years 4 months 10 days
Number of options outstanding	131,818	131,818
Number of options exercisable	131,818	131,818
Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.62
Weighted average contractual life	1 year 2 months 27 days
Number of options outstanding	700,000	700,000
Number of options exercisable	393,750	393,750
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.40
Weighted average contractual life	4 years 11 months 19 days
Number of options outstanding	1,035,000	1,035,000
Number of options exercisable	1,035,000	1,035,000
Exercise price $ 3.41 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.41
Weighted average contractual life	6 years 3 months 22 days
Number of options outstanding	1,339,875	1,339,875
Number of options exercisable	575,719	575,719
Exercise price $ 3.77 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.77
Weighted average contractual life	7 years 2 months 9 days
Number of options outstanding	263,971	263,971
Number of options exercisable	133,973	133,973
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 5.00
Weighted average contractual life	2 years 8 months 1 day
Number of options outstanding	193,629	193,629
Number of options exercisable	193,629	193,629
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 6.18
Weighted average contractual life	4 years 4 months 10 days
Number of options outstanding	25,000	25,000
Number of options exercisable	16,670	16,670
Exercise price $ 7.23 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.23
Weighted average contractual life	6 years 9 months 15 days
Number of options outstanding	250,000	250,000
Number of options exercisable	72,916	72,916
Exercise Price $7.75 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.75
Weighted average contractual life	6 years 10 months 21 days
Number of options outstanding	155,000	155,000
Number of options exercisable	41,980	41,980
Exercise Price $9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.60
Weighted average contractual life	3 years 9 months 7 days
Number of options outstanding	126,663	126,663
Number of options exercisable	104,547	104,547